CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Time charter revenues	$ 143,531	$ 91,107	$ 57,465
Total revenues	143,531	91,107	57,465
OPERATING EXPENSES
Vessel operating expenses	(23,791)	(16,080)	(9,679)
Construction contract expenses	(151)	(315)	0
Administrative expenses	(9,910)	(9,718)	(8,733)
Depreciation and amortization	(21,054)	(10,552)	(2,653)
Total operating expenses	(54,906)	(36,665)	(21,065)
Equity in earnings (losses) of joint ventures	5,139	16,622	17,123
Operating income (loss)	93,764	71,064	53,523
FINANCIAL INCOME (EXPENSE), NET
Interest income	500	857	7,568
Interest expense	(30,085)	(25,178)	(17,770)
Gain (loss) on derivative instruments	2,463	1,839	949
Other items, net	(3,574)	(3,333)	(2,678)
Total financial income (expense), net	(30,696)	(25,815)	(11,931)
Income (loss) before tax	63,068	45,249	41,592
Income tax expense	(3,878)	(3,872)	(313)
Net income (loss)	59,190	41,377	41,279
Non-controlling interest in net income	10,408	0	0
Preferred unitholders' interest in net income	2,480	0	0
Limited partners' interest in net income (loss)	46,302	41,377	41,279
Common unit public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 24,217	$ 18,133	$ 17,273
Earnings per unit
Earnings Per Share (basic and diluted)	$ 1.37	$ 1.58	$ 1.56
Common unit Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 3,055	$ 3,221	$ 3,326
Earnings per unit
Earnings Per Share (basic and diluted)	$ 1.44	$ 1.52	$ 1.57
Subordinated unit [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 19,030	$ 20,023	$ 20,680
Earnings per unit
Earnings Per Share (basic and diluted)	$ 1.45	$ 1.52	$ 1.57